FAIR VALUE (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair Value of Embedded Derivatives at issuance	$ (6,034,500)	$ (5,727,932)	$ 81,028
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	3,090,088	6,391,071	13,006,194
Total		7,491,422	13,087,222,000
Fair Value, Inputs, Level 3 [Member]
Fair Value of Embedded Derivatives at issuance		946,046
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015		6,391,071
Total		$ 7,337,117